Document and Entity Information (USD $)	12 Months Ended
	Apr. 01, 2012	Jun. 01, 2012	Oct. 09, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BNHN
Entity Registrant Name	BENIHANA INC
Entity Central Index Key	0000935226
Current Fiscal Year End Date	--04-01
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		17,930,627
Entity Public Float			$ 85,526,000